SELECTED STATEMENTS OF INCOME DATA (Schedule of Net Earnings Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement Related Disclosures [Abstract]
Net income from continuing operations available to ordinary shareholders	$ 140,578	$ 100,150	$ 52,471
Net income from discontinued operations available to ordinary shareholders	118,253	2,925	2,804
Numerator - Net income available to ordinary shareholders	$ 258,831	$ 103,075	$ 55,275
Denominator for basic net earnings per share - Weighted average number of shares	59,552	59,362	60,388
Add-employee stock options and RSU	1,729	1,533	1,442
Denominator for diluted net earnings per share - adjusted weighted average shares	61,281	60,895	61,830